Debt	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Debt
The Company’s long-term debt consists of Senior Notes and bank loans, summarized as follows (in thousands):

	June 30, 2018	December 31, 2017
Unsecured Senior Notes	$73,625	$73,625

Secured Credit Facilities:
$409 Million Credit Facility	$169,248	$174,443
$330 Million Credit Facility	235,617	247,876
$42 Million Credit Facility	22,354	22,354
$67.5 Million Credit Facility	38,456	40,461
$12.5 Million Credit Facility	9,792	10,183
$27.3 Million Credit Facility	17,825	18,213
$85.5 Million Credit Facility	82,236	85,500
$38.7 Million Credit Facility	36,900	38,700
$19.6 Million Lease Financing	18,687	19,268
$12.8 Million Credit Facility	12,750	—
Total bank loans outstanding	643,865	656,998
Less: Current portion	(65,162)	(49,266)
	$578,703	$607,732

(amounts in thousands)	June 30, 2018			December 31, 2017
	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and senior notes, gross	$65,162	$652,328	$717,490	$49,266	$681,357	$730,623
Unamortized deferred financing costs	(978)	(12,091)	(13,069)	(1,129)	(13,917)	(15,046)
Total bank loans and senior notes, net	$64,184	$640,237	$704,421	$48,137	$667,440	$715,577

Unsecured Senior Notes
On September 22, 2014, the Company issued $65.0 million in aggregate principal amount of 7.5% Senior Notes due September 2019 (the “Senior Notes”) and on October 16, 2014 the Company issued an additional $8.625 million aggregate principal amount of Senior Notes when the underwriters partially exercised their option to purchase additional Senior Notes on the same terms and conditions.
The Senior Notes will mature on September 15, 2019 and bear interest at a rate of 7.5% per year, payable quarterly on each March 15, June 15, September 15 and December 15, commencing on December 15, 2014. The Senior Notes are redeemable at the Company’s option in whole or in part, at any time on or after September 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes are the Company’s senior unsecured obligations and rank equally with all of its existing and future senior unsecured and unsubordinated debt and are effectively subordinated to its existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of the Company’s subsidiaries. No sinking fund is provided for the Senior Notes. The Senior Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the New York Stock Exchange under the symbol “SLTB”. The Senior Notes require the Company to comply with certain covenants, including financial covenants; restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If the Company undergoes a change of control, holders may require it to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Tangible net worth shall always exceed $500.0 million.
The outstanding balance at June 30, 2018 was $73.6 million, which is classified as long-term, and the Company was in compliance with the financial covenants relating to the Senior Notes as of that date.
In December 2016, the Company’s Board of Directors authorized the repurchase of up to $20.0 million of its outstanding Senior Notes in open market or privately negotiated transactions. The specific timing and amounts of the repurchases, which will be funded by available cash, will be in the sole discretion of management and may vary based on market conditions and other factors, but the Company is not obligated under the terms of the program to repurchase any of its Senior Notes. This authorization has no expiration date. As of June 30, 2018, the full $20.0 million remains available for repurchases under this authorization.
Secured Credit Facilities
The Company has nine credit agreements in place, which are collateralized by the Company’s vessels. The following is a summary of those credit agreements as of June 30, 2018:

($000’s)	$409 Million Credit Facility	$330 Million Credit Facility	$42 Million Credit Facility	$67.5 Million Credit Facility	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility	$12.8 Million Credit Facility
Date of Agreement	December 30, 2014	July 29, 2014	January 30, 2015	July 30, 2014	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017	June 21, 2018

Total Vessels to be Financed
Kamsarmax	8	6	1	2	—	—	—	—	1
Ultramax	7	15	1	2	1	2	6	3	—

Interest Rate-LIBOR+	3.000%	2.925%	2.970%	2.950%	3.000%	2.950%	2.850%	2.850%	2.400%

Commitment Fee	1.200%	1.170%	1.120%	1.250%	—%	1.180%	1.140%	0.998%	0.960%

Maturity Date	December 30, 2020	July 29, 2021	6 years from drawdown	7 years from each drawdown	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022	June 15, 2023

Amount drawn down (in thousands)	220,769	294,225	48,870	53,816	11,750	23,250	85,500	38,700	12,750

Amount outstanding (in thousands)	169,248	235,617	22,354	38,456	9,792	17,825	82,236	36,900	12,750

Carrying Value of Vessels Collateralized (in thousands)	442,777	569,363	60,000	110,423	29,294	59,745	140,400	63,505	26,770

Amount Available (in thousands)	—	—	—	—	—	—	—	—	—

Remaining Vessels to be Financed	—	—	—	—	—	—	—	—	—

$12.8 Million Credit Facility
On June 21, 2018, the Company entered into a $12.8 million senior secured credit facility with BNP Paribas to finance a portion of the purchase price of one Kamsarmax bulk carrier, SBI Lynx, delivered from Jiangsu New Yangzijiang Shipbuilding Co., Ltd. in China in June 2018. The loan facility has a final maturity date of June 15, 2023 and bears interest at LIBOR plus a margin of 2.40% per annum.

Each of these nine credit agreements, as amended through June 30, 2018, has financial covenants with which the Company must comply (based on terms defined in the credit agreements). The most stringent by facility are as follows:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth (adjusted for a minimum amount of $100.0 million in historical non-operating costs and to exclude certain future non-operating items, including impairments) no less than $500.0 million plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2013 and (ii) 50% of the value of any new equity issues occurring on or after December 31, 2013.

•
The ratio of EBITDA to net interest expense calculated on a year to date basis of greater than 1.00 to 1.00 for the quarters ending March 31, 2019 and June 30, 2019, 2.50 to 1.00 for the quarter ending September 30, 2019, calculated on a year-to-date basis and 2.50 to 1.00 for each quarter thereafter, calculated on a trailing four quarter basis.

•	Minimum liquidity of not less than the greater of $25.0 million or $0.7 million per owned or finance leased vessel.

•
Maintain a minimum fair value of the collateral for each credit facility, such that the aggregate fair value of the vessels collateralizing the credit facility is between 140% and 145%, except in the case of the Company’s $67.5 Million Credit Facility, for which it is 115% of the aggregate principal amount outstanding under such credit facility, or, if it does not meet these thresholds to prepay a portion of the loan or provide additional security to eliminate the shortfall.

The Company’s credit facilities discussed above have, among other things, the following restrictive covenants which may restrict its ability to:

•	incur additional indebtedness;

•	sell the collateral vessel, if applicable;

•	make additional investments or acquisitions;

•	pay dividends; or

•	effect a change of control of the Company.

In addition, the Company’s credit facilities contain customary events of default, including cross-default provisions. As of June 30, 2018, the Company was in compliance with the financial covenants of each of its credit facilities. The Company expects to remain in compliance with the financial covenants of each of its credit facilities for the next twelve months.

Interest rates on all of the Company’s secured credit facilities for the six months ended June 30, 2018 ranged from 4.3% to 5.3%. The Company records its interest expense as a component of Financial expense, net on its Condensed Consolidated Statement of Operations. For the six months ended June 30, 2018 and 2017, Financial expense, net consists of:

(amounts in thousands)	2018	2017
Interest expense	$18,654	$13,896
Amortization of deferred financing costs	2,965	2,767
Write off of deferred financing costs	—	470
Change in the fair value of interest rate caps	(40)	—
Other	298	371
	$21,877	$17,504